Taxation (Details) ¥ in Thousands, $ in Thousands, $ in Millions		6 Months Ended		12 Months Ended			36 Months Ended
	Jan. 01, 2008	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)
Taxation [Line Items]
Effective income tax rate					(3.20%)
Percentage of tax rate		(5.40%)	4.10%
Percentage of statutory income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%
Reconfirmed as high and new technology enterprise		3 years
Valuation allowance (in Yuan Renminbi)					¥ 145,788	¥ 134,534	¥ 159,513		¥ 120,703
Operating tax loss carry forwards (in Yuan Renminbi)							369,363
Percentage withholding income tax dividends distributed by foreign-invested entity ("FIE")				10.00%
Withholding tax rate lowered if foreign investor owns shares of FIE				5.00%
Percentage share of FIE own directly by foreign investor				25.00%
Income tax examination statute of limitation				3 years
Income tax examination statute of limitations extended				5 years
Underpayment of taxes							100,000	$ (15,488)
Income tax examination, statute of limitations transfer pricing issues				10 years
Profits earned amount (in Dollars) | $		$ 2,000
Percentage of current tax rate		16.50%
Percentage preferential income tax rate		15.00%
Foreign Tax Jurisdiction [Member]
Taxation [Line Items]
Effective income tax rate				16.50%
Minimum [Member]
Taxation [Line Items]
Operating loss carryforward expiration period				5 years
Maximum [Member]
Taxation [Line Items]
Operating loss carryforward expiration period				10 years
Hong Kong [Member]
Taxation [Line Items]
Operating tax loss carry forwards (in Yuan Renminbi)					¥ 327		¥ 330
Percentage of current tax rate		8.25%
Inland Revenue, Hong Kong [Member] | Foreign Tax Jurisdiction [Member]
Taxation [Line Items]
Assessable profits (in Dollars) | $				$ 2.0
Effective income tax rate				8.25%
Percentage of tax rate				16.50%
State Administration of Taxation, China [Member] | Domestic Country [Member]
Taxation [Line Items]
Percentage of statutory income tax rate	25.00%			25.00%
Reconfirmed as high and new technology enterprise					3 years	3 years
Effective income tax rate for high and new technology enterprise							15.00%
PRC [Member]
Taxation [Line Items]
Operating tax loss carry forwards (in Yuan Renminbi)					¥ 333,677		¥ 369,363
PRC [Member] | Hong Kong [Member]
Taxation [Line Items]
Operating tax loss carry forwards (in Yuan Renminbi)							¥ 330
CHINA
Taxation [Line Items]
Percentage of statutory income tax rate		25.00%
Reconfirmed as high and new technology enterprise		3 years
Percentage preferential income tax rate		15.00%
Forecast [Member] | State Administration of Taxation, China [Member] | Domestic Country [Member]
Taxation [Line Items]
Effective income tax rate for high and new technology enterprise				15.00%